Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					$100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Operating Profit (in millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,431,895	$2,738,618	$890,779	$913,627	$154.76	$181.68	$61.3	$105.5
2021	2,871,169	3,323,205	1,081,969	1,223,551	150.77	190.84	65.7	107.1
2020	2,654,825	3,010,830	897,818	1,113,187	124.47	167.04	60.9	101.9

Company Selected Measure Name	Operating Profit
Named Executive Officers, Footnote [Text Block]	Mr. Covey served as our PEO for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO NEOs included Joseph R. Paul, Erika J. Schoenberger, Brent R. Repenning and Larry R. Evans. For 2021 and 2020, our non-PEO NEOs included Joseph R. Paul, James F. Stief, Erika J. Schoenberger and Brent R. Repenning.
Peer Group Issuers, Footnote [Text Block]	For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2022, 2021, and 2020 and consists of the following entities: ABM Industries Incorporated; Comfort Systems USA, Inc.; Dycom Industries, Inc.; FirstService Corporation; MYR Group, Inc.; Quanta Services, Inc.; Rollins, Inc.; and Scotts Miracle-Gro Company. (for purposes of this section only, the Peer Group).
PEO Total Compensation Amount	$ 2,431,895	$ 2,871,169	$ 2,654,825
PEO Actually Paid Compensation Amount	$ 2,738,618	3,323,205	3,010,830
Adjustment To PEO Compensation, Footnote [Text Block]	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively.

PATRICK M. COVEY
	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$2,431,895	$2,871,169	$2,654,825

[+/-] aggregate change in actual present value of pension benefits	245,448	34,119	(131,428)
[+/-] service cost of pension benefits	—	—	—
[+/-] prior service cost of pension benefits	—	—	—
- SCT "Stock Awards" column value	(593,036)	(695,515)	(311,112)
- SCT "Stock Option" column value	—	—	(16,878)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end(5)	613,257	849,433	554,220
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	41,054	263,999	261,203
[+/-] vesting date fair value of equity awards of granted and vested in the covered year(5)	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	—	—	—
[+/-] dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—

Compensation Actually Paid to PEO (column (c))	$2,738,618	$3,323,205	$3,010,830

Non-PEO NEO Average Total Compensation Amount	$ 890,779	1,081,969	897,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 913,627	1,223,551	1,113,187
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEO's
	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$890,779	$1,081,969	$897,818

[+/-] aggregate change in actual present value of pension benefits	—	7,553	(4,738)
[+/-] service cost of pension benefits	—	—	—
[+/-] prior service cost of pension benefits	—	—	—
- SCT "Stock Awards" column value	(224,381)	(287,979)	(102,844)
- SCT "Stock Option" column value	—	—	(10,127)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end(5)	232,032	351,719	226,523
+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end(5)	15,197	70,289	106,555
[+/-] vesting date fair value of equity awards of granted and vested in the covered year(5)	—	—	—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year(5)	—	—	—
[+/-] dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—

Average Compensation Actually Paid to NEO-PEO NEOs (column (e))	$913,627	$1,223,551	$1,113,187

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
The Company believes that the following represent the most important performance measures used to link compensation actually paid to NEOs for fiscal 2022 to the Company’s performance:
•Operating Profit
•Return on Average Invested Capital ("ROAIC")
•Revenue

Total Shareholder Return Amount	$ 154.76	150.77	124.47
Peer Group Total Shareholder Return Amount	181.68	190.84	167.04
Net Income (Loss)	$ 61,300,000	$ 65,700,000	$ 60,900,000
Company Selected Measure Amount	105,500,000	107,100,000	101,900,000
PEO Name	Mr. Covey
Additional 402(v) Disclosure [Text Block]	For purposes of determining "compensation actually paid", the fair value of equity awards was computed in accordance with the Company's methodology used for financial reporting purposes, as of the end of the relevant fiscal year or vesting date, as applicable.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating Profit, a non-GAAP financial measure, is the most important performance measure used by the Company to link Company performance to compensation actually paid to the Company’s NEOs for fiscal year 2022. For Operating Profit as defined, refer to the “Compensation Discussion and Analysis.”
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Invested Capital ("ROAIC")
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 245,448	$ 34,119	$ (131,428)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(593,036)	(695,515)	(311,112)
PEO [Member] | Stock Options Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(16,878)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	613,257	849,433	554,220
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,054	263,999	261,203
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	7,553	(4,738)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(224,381)	(287,979)	(102,844)
Non-PEO NEO [Member] | Stock Options Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(10,127)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,032	351,719	226,523
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,197	70,289	106,555
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0